18. SHARE BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of breakdown of outstanding granted options

The breakdown of the outstanding granted stock options is set forth as follows:

Date			Quantity		Grant (1)	Strike price (1)
Grant date	Beggining of exercise	End of the exercise	Options granted	Outstanding options	Fair value of the option	Granting date	Updated IPCA

04.26.16	04.30.17	04.30.21	8,724,733	1,275,000	9.21	56.00	69.61
05.31.16	05.31.17	05.31.21	3,351,220	1,145,330	10.97	46.68	57.58
			12,075,953	2,420,330

(1)	Amounts expressed in Brazilian Reais.

Schedule of restricted stock plan

The vesting is conditional to the: (i) continuity of the employment relationship with the Company for three years after the grant date; (ii) achievement of a minimum shareholder return defined by the Board of Directors in the granting agreements and measured at the end of the vesting period; or (iii) any other conditions determined by the Board of Directors in each grant.

Date		Quantity		Grant (1)
Grant	Vesting date	Shares granted	Outstanding shares	Fair value of the shares

10.01.18	10.01.21	2,311,394	876,120	21.44
07.01.19	07.01.22	1,815,649	1,071,515	30.61
09.16.19	10.01.22	68,605	45,736	30.61
06.01.20	06.01.23	3,571,736	3,459,647	21.28
		7,767,384	5,453,018

(1)	Amounts expressed in Brazilian Reais.

Schedule of outstanding granted options

The rollforward of the granted options and shares for the year ended on December 31, 2020, is presented as follows:

Outstanding options/stocks as of December 31, 2019	5,820,274
Granted
Restricted stocks - June 2020	3,571,736
Restricted stocks - April 2020	359,293
Exercised / Delivered:
Restricted stocks – grant of April, 2020	(260,487)
Restricted stocks – grant of September, 2019	(16,580)
Restricted stocks – grant of June, 2019	(140,945)
Restricted stocks – grant of October, 2018	(267,475)
Restricted stocks – grant of June, 2018	(97,875)
Forfeiture (1) :
Restricted stocks – grant of June, 2020	(112,089)
Restricted stocks - grant of April, 2020	(98,806)
Restricted stocks - grant of July, 2019	(440,302)
Restricted stocks - grant of June, 2019	(125,363)
Restricted stocks - grant of October, 2018	(244,863)
Stock options - grant of April, 2016	(73,170)
Outstanding options/stocks as of December 31, 2020	7,873,348

(1)	The forfeitures are related to the resignation of eligible executive before the end of the vesting period.

Schedule of expected maturity of the option

The fair value of the stock options is measured at the grant date using the Black-Scholes pricing model, based on the following assumptions:

Assumptions	Value	Description
Expected period	Exercise in the 1st year - 3.5 years Exercise in the 2nd year - 4.0 years Exercise in the 3rd year - 4.5 years Exercise in the 4th year - 5.0 years	The beneficiaries will execise their options at the limit of the exercise period.
Risk-free interest rate	6.29% p.a.	National Treasury Bond (“NTN-B”) available on the date of calculation and with maturity equivalent to the terms of the option.
Volatility	27.08%	Took into account the weighting of the trading history of the Company's shares.
Expected dividends	2.40%	Is based on the average payment of dividends per share in relation to the market value of the shares for the past four years.
Expected inflation rate	3.37% p.a.	Is based on estimated IPCA by Central Bank of Brazil, considering the remaining average terms of the option.